Document and Entity Information	Mar. 30, 2022
Cover [Abstract]
Entity Registrant Name	Crescent Energy Co
Amendment Flag	true
Entity Central Index Key	0001866175
Document Type	8-K/A
Document Period End Date	Mar. 30, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-41132
Entity Tax Identification Number	87-1133610
Entity Address, Address Line One	600 Travis Street
Entity Address, Address Line Two	Suite 7200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	337-4600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	CRGY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On April 5, 2022, Crescent Energy Company (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) with the U.S. Securities and Exchange Commission (the “SEC”). The Original Report disclosed the consummation of the previously announced acquisition contemplated by the Membership Interest Purchase Agreement (the “Purchase Agreement”) dated February 15, 2022, by and among Javelin VentureCo, LLC (the “Purchaser”), a subsidiary of the Company, Crescent Energy OpCo LLC, a Delaware limited liability company, and Verdun Oil Company II LLC, a Delaware limited liability company (the “Seller”), pursuant to which the Purchaser agreed to purchase from Seller all of the issued and outstanding membership interests of Javelin Uinta, LLC, a Texas limited liability company and wholly owned subsidiary of the Seller that holds certain exploration and production assets (the “Uinta Basin Assets”) located in the State of Utah (such transactions contemplated by the Purchase Agreement, collectively, the “Uinta Acquisition”).